Basis of Presentation	9 Months Ended
Oct. 31, 2021
Disclosure of basis of preparation of financial statements [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

a)	Statement of compliance

These financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) appliable to the preparation of financial statements.

These financial statements are presented in United States dollars, which is the Company’s functional currency.

b)	Basis of presentation

These financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

c)	Approval of the financial statements

These financial statements were authorized for issue by the Board of Directors on February 16, 2022.